Pension Plan (Assumptions) (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Employee Benefit Plans:
Weighted average discount rate used to determine the accrued benefit obligations	3.80%	4.80%
Discount rate used to determine the net pension expense	4.80%	5.50%
Expected long-term rate of return on plan assets	6.50%	6.50%